Share Capital (Details 1)	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Outstanding as of January 1, 2018 | shares	1,429,713
Number of options, Granted | shares	706,365
Number of options, Exercised | shares	(64,631)
Number of options, Options forfeited | shares	(357,408)
Number of options, Outstanding as of December 31, 2018 | shares	1,714,039
Number of options, Exercisable | shares	793,486
Weighted average exercise price, Outstanding as of January 1, 2018 | $ / shares	$ 0.63
Weighted average exercise price, Granted | $ / shares	0.36
Weighted average exercise price, Exercised | $ / shares	0.02
Weighted average exercise price, Options forfeited | $ / shares	1.01
Weighted average exercise price, Outstanding as of December 31, 2018 | $ / shares	0.63
Weighted average exercise price, Exercisable | $ / shares	$ 0.75
Weighted average remaining contractual life (years), Outstanding at the end of the year	6 years 29 days
Weighted average remaining contractual life (years), Exercisable	4 years 10 months 6 days
Aggregate intrinsic-value, Outstanding | $	$ 25,519
Aggregate intrinsic-value, Exercisable | $	$ 25,519